UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 30, 2012

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Southpoint Capital Advisors LP

Address:   623 Fifth Avenue
           Suite 2601
           New York, NY 10022


Form 13F File Number: 028-11745


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John S. Clark II
Title:  Manager of the General Partner
Phone:  (212) 692-6350

Signature,  Place,  and  Date  of  Signing:

                                   New York, NY                     May 15, 2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Southpoint Capital Advisors LP (the "Reporting Person") serves as investment adviser to Southpoint Fund LP (the "Fund"), Southpoint Qualified Fund LP (the "Qualified Fund"), Southpoint Offshore Fund, Ltd. and Southpoint Master Fund, LP (the Master Fund"). Southpoint Capital Advisors LLC is the general partner of the Reporting Person. Southpoint GP, LP is the general partner of the Fund, the Qualified Fund and the Master Fund. Southpoint GP, LLC is the general partner of Southpoint GP, LP. John S. Clark II is the sole manager of each of Southpoint Capital Advisors LLC and Southpoint GP, LLC.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:  $    1,229,145
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13948             Southpoint Capital Advisors LLC
----  --------------------  ----------------------------------------------------
2     028-13953             Southpoint GP, LP
----  --------------------  ----------------------------------------------------
3     028-13952             Southpoint GP, LLC
----  --------------------  ----------------------------------------------------
4     028-13950             John S. Clark II
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE




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
Column 1                         Column 2     Column 3  Column 4          Column 5          Column 6  Column 7       Column 8
----------------------------- -------------- ---------- ----------------- ----------------- --------- ------------- --------------
                                                                                                                 Voting Authority
NAME OF ISSUER                TITLE OF CLASS    CUSIP    VALUE     TOTAL    SH/PRN PUT/CALL INV DISC. OTH MGR    SOLE    SHARED NONE
                                                                   SHARES
----------------------------- -------------- ---------- ----------------- ----------------- --------- ------------- --------------
ATLAS ENERGY LP              COM UNITS LP     04930A104    9,723    294,625 SH               DEFINED  1,2,3,4    294,625   0     0
ATLAS PIPELINE PARTNERS LP   UNIT L P INT     049392103    3,006     84,976 SH               DEFINED  1,2,3,4     84,976   0     0
ATLAS RESOURCE PARTNERS LP   COM UNT LTD PR   04941A101    2,075     74,465 SH               DEFINED  1,2,3,4     74,465   0     0
BOOZ ALLEN HAMILTON HLDG COR CL A             099502106   13,416    787,800 SH               DEFINED  1,2,3,4    787,800   0     0
CBOE HLDGS INC               COM              12503M108   14,636    515,000        CALL      DEFINED  1,2,3,4    515,000   0     0
CHRISTOPHER & BANKS CORP     COM              171046105      714    383,651 SH               DEFINED  1,2,3,4    383,651   0     0
CITI TRENDS INC              COM              17306X102    3,609    314,954 SH               DEFINED  1,2,3,4    314,954   0     0
CORELOGIC INC                COM              21871D103   12,240    750,000 SH               DEFINED  1,2,3,4    750,000   0     0
DECKERS OUTDOOR CORP         COM              243537107   44,135    700,000 SH               DEFINED  1,2,3,4    700,000   0     0
EV ENERGY PARTNERS LP        COM UNITS        26926V107    1,357     19,500 SH               DEFINED  1,2,3,4     19,500   0     0
EXPRESS SCRIPTS INC          COM              302182100  119,196  2,200,000 SH               DEFINED  1,2,3,4  2,200,000   0     0
FLEETCOR TECHNOLOGIES INC    COM              339041105   15,508    400,000 SH               DEFINED  1,2,3,4    400,000   0     0
FORD MTR CO DEL              COM PAR $0.01    345370860    4,990    400,000 SH               DEFINED  1,2,3,4    400,000   0     0
GENERAL MTRS CO              COM              37045V100    5,130    200,000 SH               DEFINED  1,2,3,4    200,000   0     0
GILDAN ACTIVEWEAR INC        COM              375916103   87,471  3,175,000 SH               DEFINED  1,2,3,4  3,175,000   0     0
GREENHUNTER ENERGY INC       COM              39530A104      322    129,790 SH               DEFINED  1,2,3,4    129,790   0     0
HUNTINGTON INGALLS INDS INC  COM              446413106   96,773  2,404,907 SH               DEFINED  1,2,3,4  2,404,907   0     0
INGERSOLL-RAND PLC           SHS              G47791101   72,363  1,750,000 SH               DEFINED  1,2,3,4  1,750,000   0     0
LIBERTY INTERACTIVE CORPORAT INT COM SER A    53071M104   86,860  4,550,000 SH               DEFINED  1,2,3,4  4,550,000   0     0
NAVIOS MARITIME PARTNERS L P UNIT LPI         Y62267102    5,506    330,300 SH               DEFINED  1,2,3,4    330,300   0     0
NEOSTEM INC                  *W EXP 07/01/201 640650115        5    125,000 SH               DEFINED  1,2,3,4    125,000   0     0
NICHOLAS FINANCIAL INC       COM NEW          65373J209   13,668  1,036,220 SH               DEFINED  1,2,3,4  1,036,220   0     0
PACCAR INC                   COM              693718108   32,781    700,000 SH               DEFINED  1,2,3,4    700,000   0     0
PRAXAIR INC                  COM              74005P104   86,922    758,220 SH               DEFINED  1,2,3,4    758,220   0     0
STEWART ENTERPRISES INC      CL A             860370105   15,532  2,558,811 SH               DEFINED  1,2,3,4  2,558,811   0     0
SUNTRUST BKS INC             COM              867914103   18,833    779,175 SH               DEFINED  1,2,3,4    779,175   0     0
TUESDAY MORNING CORP         COM NEW          899035505    5,521  1,437,838 SH               DEFINED  1,2,3,4  1,437,838   0     0
UNION PAC CORP               COM              907818108   48,366    450,000 SH               DEFINED  1,2,3,4    450,000   0     0
UNIVERSAL DISPLAY CORP       COM              91347P105   23,012    629,955 SH               DEFINED  1,2,3,4    629,955   0     0
VIACOM INC NEW               CL B             92553P201   47,460  1,000,000 SH               DEFINED  1,2,3,4  1,000,000   0     0
VISA INC                     COM CL A         92826C839  118,000  1,000,000 SH               DEFINED  1,2,3,4  1,000,000   0     0
WABCO HLDGS INC              COM              92927K102   93,744  1,550,000 SH               DEFINED  1,2,3,4  1,550,000   0     0
WELLPOINT INC                COM              94973V107   73,800  1,000,000 SH               DEFINED  1,2,3,4  1,000,000   0     0
WILLIS GROUP HOLDINGS PUBLIC SHS              G96666105   52,470  1,500,000 SH               DEFINED  1,2,3,4  1,500,000   0     0
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